PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment include the following:

	March 31, 2022 (unaudited)	December 31, 2021 (audited)

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
	310,147	310,147
Less: Accumulated depreciation	(310,147)	(309,247)
Net property and equipment	$-	$900

For the three months ended March 31, 2022, and 2021 we recognized $900 and $1,613 in depreciation expense, respectively. We depreciate these assets over a period of sixty (60) months which has been deemed their useful life. In January 2016 we acquired three vehicles from related parties and assumed the debt secured by the vehicles as described at Note 7 – Notes Payable. Accordingly, the recorded cost of each vehicle is the amount of debt assumed under each related loan, or a total of $277,886.

NOTE 4 - PROPERTY AND EQUIPMENT

Inventory and deposits include the following:

Property and equipment include the following:

	December 31, 2021	December 31, 2020

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
Property and equipment gross	310,147	310,147
Less: Accumulated depreciation	(309,247)	(304,881)
Net property and equipment	$900	$5,266

For the years ended December 31, 2021, and 2020 we recognized $3,643 and $61,724 in depreciation expense, respectively. We depreciate these assets over a period of sixty (60) months which has been deemed their useful life. In January 2016 we acquired three vehicles from related parties and assumed the debt secured by the vehicles as described at Note 7 - Notes Payable. Accordingly, the recorded cost of each vehicle is the amount of debt assumed under each related loan, or a total of $277,886.